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                             UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Montgomery Investment Management Inc
                 -------------------------------
   Address:      6550 Rock Spring Drive
                 -------------------------------
                 Suite 600A
                 -------------------------------
                 Bethesda, MD  20817
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Calvin S. Koonce
         -------------------------------
Title:   President
         -------------------------------
Phone:   (301)897-9783
         -------------------------------

Signature, Place, and Date of Signing:

  /s/ Calvin S. Koonce	    Bethesda, MD 20817     February 12, 2004
-------------------------------    -----------------   ----------------
           [Signature]                  [City, State]        [Date]




Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 NONE
                                        --------------------

Form 13F Information Table Entry Total:             53
                                        --------------------

Form 13F Information Table Value Total:        91,735
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
 ------       -----------------         -------------------------------

    [Repeat as necessary.]




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

                                                                  FORM 13F INFORMATION TABLE
Issuer                              Title or   Cusip      Value    Shares   SH/ Put/InvstmentOther             Voting Authority
--------------------                 Class                x 1000   PRN AMT  PRN CallDscretion Mgrs   Sole  Shared None

Affiliated Computer Services Inc.   com      008190100      18,395  337,777 SH        Sole          337,777     0     0
Agilent Technologies Inc.           com      00846U101         189    6,455 SH        Sole            6,455     0     0
Amsouth Bancorp                     com      032165102       1,754   71,570 SH        Sole           71,570     0     0
Anadarko Petroleum                  com      032511107       1,924   37,725 SH        Sole           37,725     0     0
Apache Corporation                  com      037411105         292    3,600 SH        Sole            3,600     0     0
B B & T Corporation                 com      054937107      13,630  352,751 SH        Sole          352,751     0     0
Bank of America Corporation         com      060505014         237    2,940 SH        Sole            2,940     0     0
BellSouth Corp.                     com      079860102         225    7,940 SH        Sole            7,940     0     0
Bolt Technology                     com      097698104         180   48,500 SH        Sole           48,500     0     0
BP PLC                              com      055622104       1,510   30,587 SH        Sole           30,587     0     0
Capital One Financial               com      14040H105         323    5,270 SH        Sole            5,270     0     0
Central European Equity Fund        com      153436100         388   16,900 SH        Sole           16,900     0     0
Chevron Texaco Corporation          com      166764100       1,631   18,883 SH        Sole           18,883     0     0
Costco Wholesale Corporation        com      22160K105         210    5,650 SH        Sole            5,650     0     0
Darden Restaurants                  com      237194105       1,656   78,750 SH        Sole           78,750     0     0
Dr. Reddy's Laboratories LTD ADS    com      256135203         763   24,100 SH        Sole           24,100     0     0
Duke Energy                         com      264399106       1,919   93,845 SH        Sole           93,845     0     0
ExxonMobil Corp                     com      30231G102         793   19,344 SH        Sole           19,344     0     0
Federal Home Loan Mortage           com      313400301       1,378   23,625 SH        Sole           23,625     0     0
Federal Realty Trust                com      313747206         386   10,050 SH        Sole           10,050     0     0
General Mills Inc.                  com      370334104      12,823  283,064 SH        Sole          283,064     0     0
Germany Fund (New)                  com      644465106         107   14,879 SH        Sole           14,879     0     0
Hewlett Packard                     com      428236103       1,789   77,900 SH        Sole           77,900     0     0
Hickok Incorporated Class A         com      428839104         205   44,600 SH        Sole           44,600     0     0
IDX Systems Corporation             com      449491109         244    9,100 SH        Sole            9,100     0     0
IHOP Corporation                    com      449623107         277    7,200 SH        Sole            7,200     0     0
India Fund                          com      454089103         643   25,510 SH        Sole           25,510     0     0
Ingersoll-Rand                      com      G4776G101       1,408   20,751 SH        Sole           20,751     0     0
John Hancock Bk/Thrft Opp Fnd       com      409735107         431   41,700 SH        Sole           41,700     0     0
Johnson & Johnson                   com      478160104         614   11,860 SH        Sole           11,860     0     0
KEMET Corporation                   com      488360108         579   42,300 SH        Sole           42,300     0     0
MBNA Corporation                    com      55262L100       2,441   98,240 SH        Sole           98,240     0     0
MDU Resources                       com      552690109       1,977   83,025 SH        Sole           83,025     0     0
Mercantile Bankshares Corp.         com      587405101       2,051   44,992 SH        Sole           44,992     0     0
Merck & Company                     com      589331107       2,536   54,900 SH        Sole           54,900     0     0
Middleburg Financial Corporation    com      596094102         442   11,040 SH        Sole           11,040     0     0
Mohawk Industries                   com      608190104         233    3,300 SH        Sole            3,300     0     0
Munivest                            com      626295109          92   10,000 SH        Sole           10,000     0     0
NVR Inc.                            com      62944T105       1,442    3,095 SH        Sole            3,095     0     0
On-Site Sourcing Inc.               com      682195102         351  125,375 SH        Sole          125,375     0     0
Pfizer Inc.                         com      717081103         392   11,100 SH        Sole           11,100     0     0
Phelps Dodge Corporation            com      717265102       1,007   13,240 SH        Sole           13,240     0     0
Plum Creek Timber Co. Inc.          com      729251108       1,350   44,345 SH        Sole           44,345     0     0
Putnam Premier Income Trust         com      746853100         188   28,500 SH        Sole           28,500     0     0
Rayonier Incorporated               com      754907103       2,495   60,093 SH        Sole           60,093     0     0
Ruby Tuesday, Inc.                  com      781182100         234    8,200 SH        Sole            8,200     0     0
Ryland Group Inc.                   com      783764103       1,672   18,865 SH        Sole           18,865     0     0
Safeway Inc.                        com      786514208         285   13,000 SH        Sole           13,000     0     0
The Rouse Company                   com      779273101       2,177   46,325 SH        Sole           46,325     0     0
The Vialink Company                 com      92552Q101           1   21,000 SH        Sole           21,000     0     0
VSE Corporation                     com      918284100         724   54,650 SH        Sole           54,650     0     0
Washington REIT SBI                 com      939653101       2,186   74,850 SH        Sole           74,850     0     0
Weyerhaeuser Company                com      962166104         556    8,690 SH        Sole            8,690     0     0
                                                            ------
                                                            91,735

[Repeat as necessary]

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